CERTAMX

1-9466

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

02040798

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

RECD S.E.C.
JUN 2 6 2002
1086

June 24, 2002

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
JUL 0 2 2002
THOMSON FINANCIAL P

Dear Ms. Stroud:

This is to certify that the American Stock Exchange received from Lehman Brothers Holdings Inc. a copy of the Company's application on Form 8-A for the registration of the following security:

10 Uncommon Values Index SUNS
Stock Upside Note Securities
Notes Due July 2, 2005

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

[signature]

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